New accounting standards not yet in effect (Tables)	12 Months Ended
Dec. 31, 2021
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Summary of Accounting Standards

The Company has not applied the following new and revised IFRSs that have been issued but are not yet effective:

Standard	Effective as of
IFRS 17– Insurance Contracts 1	January 1, 2022
Amendments IFRS 3	January 1, 2022
Amendments IAS 16	January 1, 2022
Amendments IAS 37	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020	January 1, 2022
Amendments IAS 1	January 1, 2023
Amendments IAS 1 and IFRS 2	January 1, 2023
Amendments IAS 12	January 1, 2023
Amendments IAS 8	January 1, 2023